10-K Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Warranty reserve	$ 620,437	$ 832,283	$ 893,792	$ 1,029,862	$ 1,042,015
Employee compensation and benefits	1,626,512	629,773		666,269
Deferred revenue	80,164	192,012		404,240
Accrued interest	297,499	1,961,477		0
Lease liability	590,764	347,131		0
Other accrued expenses and current liabilities	2,359,728	2,210,660		712,582
Accrued expenses and other current liabilities	$ 5,575,104	$ 6,173,336		$ 2,812,953
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities		Accrued expenses and other current liabilities